Subsequent Events - Additional Information (Details) - Convertible Notes $ / shares in Units, $ in Millions	Mar. 13, 2023 Installment $ / shares	Sep. 30, 2019 USD ($) $ / shares
Subsequent Event [Line Items]
Principal amount | $		$ 300.0
ADS
Subsequent Event [Line Items]
Conversion price per share		$ 14.0
Subsequent Events
Subsequent Event [Line Items]
Notes payment term	2024-04
Number of monthly installments of principal | Installment	14
Subsequent Events | ADS
Subsequent Event [Line Items]
Conversion price per share	$ 14